INVESCO INCOME FUNDS, INC.

                            INVESCO High Yield Fund

                           Supplement to Prospectus
                            Dated December 29, 1995


      The section of the Fund's prospectus entitled "Investment Policies and Risks - Illiquid and Rule 144A Securities" is hereby amended to read as follows:

      Illiquid and Rule 144A Securities. The Fund may invest up to 15% of its net assets in securities that are illiquid because they are subject to restrictions on resale ("restricted securities") or because they are not readily marketable. The Fund may not be able to dispose of illiquid securities at the time desired or at a reasonable price. In addition, if the securities are not registered, their marketability and value could be adversely affected. The Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities") if a liquid trading market exists. The liquidity of the Fund's investments in Rule 144A Securities could be impaired if dealers or institutional investors become no longer interested in purchasing these securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board, and therefore such securities determined to be liquid are not subject to the foregoing 15% limitation. For more information concerning illiquid Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      The date of this Supplement is October 22, 1996.


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                          INVESCO INCOME FUNDS, INC.
                            INVESCO High Yield Fund


               Supplement to Statement of Additional Information
                            Dated December 29, 1995



      The section of the INVESCO Income Funds, Inc. Statement of Additional Information entitled "Investment Policies and Restrictions - IIliquid and 144A Securities" is hereby amended to (1) delete the 15th and 16th paragraphs and (2) substitute the following new paragraphs in their place:

            Illiquid and 144A Securities. The High Yield Fund may invest in securities that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. However, the High Yield Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Investments in illiquid securities involve certain risks to the extent that the High Yield Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the High Yield Fund might have to bear the expense and incur the delays associated with effecting registration.

            Each Fund also may invest in restricted securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") (hereinafter referred to as "Rule 144A Securities"). These securities may be purchased by the Funds if a liquid institutional trading market exists subject only to the State of Ohio's 15% of net assets limit on such securities. The Company's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board.

     The section of the Fund's Statement of Additional Information entitled "Investment Restrictions" is amended to (1) delete paragraph 10 (investment restriction no. 8) and (2) substitute the following new paragraph in its place:

      (8) other than the INVESCO High Yield Fund, buy other than readily marketable securities;




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      The section of the Fund's  Statement of  Additional  Information  entitled
"Investment Restrictions" is amended to (1) delete paragraph 13 (investment restriction no. 11) and (2) substitute the following new paragraph in its place:

      (11) purchase equity securities; provided, however, that the INVESCO High Yield Fund may purchase convertible and non-convertible preferred stock. This shall not be deemed to prohibit the acquisition of equity securities resulting from the ownership of debt securities, as, for example, the conversion of convertible bonds or an exchange in connection with a corporate reorganization;

      The section of the Fund's Statement of Additional Information entitled "Investment Restrictions" is amended to (1) delete paragraph 14 (investment restriction no. 12) and (2) substitute the following new paragraph in its place:

      (12) other than the INVESCO High Yield Fund, purchase the securities of any issuer having a record, together with predecessors, of less than three years of continuous operation;

      The section of the Fund's Statement of Additional Information entitled "Investment Restrictions" is amended to (1) delete paragraphs 21 and 22, (2) substitute the following new paragraphs in their place and (3) add a new paragraph no. 23, without deleting the current paragraphs 23 through 26.

            In applying restriction (8) above, the Funds also include illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the
      Fund) among the securities subject to the limitations of that paragraph. The Company's board of directors has delegated to the Funds' investment adviser the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Funds' limitations on investing in illiquid securities or securities that are not readily marketable. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

            In applying restriction (11) above, the Funds consider acquisitions of equity securities as components of units which consist primarily of debt securities as permissible acquisitions resulting from the ownership of debt securities.




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            In applying  restriction  (14) above,  the Funds  consider  warrants acquired as components of units consisting primarily of debt securities to be permissible investments as contemplated by restriction (11) above.

      The section of the Fund's Statement of Additional Information entitled "Investment Restrictions" is amended to add paragraphs 28 through 31:

            Non-fundamental investment restrictions adopted by the Company on behalf of the Funds and which may be changed by the directors, at their discretion, without shareholder approval, include the following:

            (1) The High Yield Fund will not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.

            (2) The High Yield Fund will not purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by any entity with a record of more than three years' continuous operation (including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

            With respect to the non-fundamental investment restriction (1) above, the board of directors has delegated to the Fund's investment adviser the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that whether or not such securities are subject to the non-fundamental restriction (1) above. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security, (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature




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     of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     The date of this Supplement is October 22, 1996.